Exhibit 99.1

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	25
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 30, 2012
Closing Date:		July 19, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:		$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%		July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%		January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%		September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%		March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%		March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%		October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$225,235,348.90	0.4802459	$193,320,315.70	0.4121968	$31,915,033.20
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$477,465,348.90	0.3287808	$445,550,315.70	0.3068042	$31,915,033.20

Weighted Avg. Coupon (WAC)	4.70%		4.73%
Weighted Avg. Remaining Maturity (WARM)	33.60		32.90
Pool Receivables Balance	$513,767,103.68		$481,349,160.90
Remaining Number of Receivables	52,836		51,229

Adjusted Pool Balance	$507,377,375.28		$475,462,342.08

III. COLLECTIONS

Principal:
Principal Collections	$31,637,253.11
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$248,037.79
Total Principal Collections	$31,885,290.90

Interest:
Interest Collections	$1,995,515.30
Late Fees & Other Charges	$59,754.35
Interest on Repurchase Principal	$-
Total Interest Collections	$2,055,269.65

Collection Account Interest	$1,031.24
Reserve Account Interest	$262.02
Servicer Advances	$-

Total Collections	$33,941,853.81

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	25
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$33,941,853.81
Reserve Account Release	$-
Total Available for Distribution	$33,941,853.81

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$428,139.25	$-	$428,139.25	$428,139.25
Collection Account Interest					$1,031.24
Late Fees & Other Charges					$59,754.35
Total due to Servicer					$488,924.84

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$116,371.60		$116,371.60
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$239,181.10		$239,181.10	$239,181.10

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$33,112,439.29

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$31,915,033.20

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$31,915,033.20
Class A-4 Notes				$-
Class A Notes Total:		$31,915,033.20		$31,915,033.20
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$31,915,033.20		$31,915,033.20

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,197,406.09

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,389,728.40
Beginning Period Amount	$6,389,728.40
Current Period Amortization	$502,909.58
Ending Period Required Amount	$5,886,818.82
Ending Period Amount	$5,886,818.82
Next Distribution Date Amount	$5,417,074.44

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	25
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		5.90%	6.29%	6.29%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.40%	50,408	97.53%	$469,461,269.30
30 - 60 Days	1.30%	666	2.01%	$9,696,081.24
61 - 90 Days	0.26%	131	0.39%	$1,857,022.19
91 + Days	0.05%	24	0.07%	$334,788.17
		51,229		$481,349,160.90
Total
Delinquent Receivables 61 + days past due	0.30%	155	0.46%	$2,191,810.36
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.24%	126	0.37%	$1,913,336.77
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.22%	122	0.33%	$1,829,828.30
Three-Month Average Delinquency Ratio	0.26%		0.39%

Repossession in Current Period		40		$676,064.96
Repossession Inventory		120		$518,902.22

Charge-Offs
Gross Principal of Charge-Off for Current Period				$780,689.67
Recoveries				$(248,037.79)
Net Charge-offs for Current Period				$532,651.88

Beginning Pool Balance for Current Period				$513,767,103.68

Net Loss Ratio				1.24%
Net Loss Ratio for 1st Preceding Collection Period				0.22%
Net Loss Ratio for 2nd Preceding Collection Period				0.05%
Three-Month Average Net Loss Ratio for Current Period				0.50%

Cumulative Net Losses for All Periods				$10,578,579.88
Cumulative Net Losses as a % of Initial Pool Balance				0.69%

Principal Balance of Extensions				$3,211,270.94
Number of Extensions				211

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